COMMITMENTS AND CONTINGENCIES (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on August 13, 2020, the holders of the Founder’s Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants, securities issuable pursuant to the forward purchase agreement (discussed below), the units that may be issued upon conversion of Working Capital Loans, the shares of Class A common stock and the warrants issued as part of such units (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants included as part of the units that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder’s Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder’s Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreement

Nomura entered into a forward purchase agreement with the Company, which provides for the purchase by Nomura of the Company’s Public Shares for an aggregate purchase price of up to $100.0 million through, other than as described below, open market purchases or privately negotiated transactions with one or more third parties. In lieu of purchasing Public Shares in the open market or privately negotiated transactions, up to $85.0 million of such aggregate purchase price may instead be in the form of an investment in the Company’s equity securities on terms to be mutually agreed between Nomura and the Company, to occur concurrently with the closing of a Business Combination. In consideration of the forward purchase commitment, the Company will pay to Nomura (i) an amount equal to 2% of the aggregate purchase price of the purchases or investment requested by the Company pursuant to the forward purchase agreement (the “commitment fee”) plus (ii) an amount equal to the internal charges and carrying costs incurred by Nomura in connection with the forward purchase commitment (the “commitment carrying costs”) on a monthly basis during the period from and including the date the Company executes a definitive agreement for a Business Combination through the earlier of (x) the consummation of a Business Combination and (y) the date the Company notifies Nomura in writing that the Company does not require Nomura to provide the forward purchase commitment. Up to $1.0 million of aggregate commitment carrying costs, to the extent timely paid pursuant to the forward purchase agreement, may be credited against the commitment fee. If the Company requests that Nomura purchase or invest the full $100.0 million forward purchase commitment pursuant to the forward purchase agreement, a maximum of $1.0 million of the commitment carrying costs will not be credited toward the commitment fee. The decision to make such an investment in other equity securities will not reduce the aggregate purchase price. However, Nomura will be excused from its purchase obligation in connection with a specific business combination unless, within five business days following written notice delivered by the Company of its intention to enter into such Business Combination, Nomura notifies the Company that it has decided to proceed with the purchase in whole or in part. Nomura may decide not to proceed with the purchase for any reason, including, without limitation, if it has determined that such purchase would constitute a conflict of interest. Nomura will also be restricted from making purchases if they are in possession of any material nonpublic information not disclosed to the seller or if such purchases are prohibited by Regulation M under the Exchange Act.

Nomura has also indicated its intent, if so requested by the Company, to use its commercially reasonable efforts to underwrite, arrange and/or syndicate up to $400 million of additional financing for the Company in the form of equity or debt (or a combination thereof) in connection with a Business Combination, subject to market conditions and on terms and conditions satisfactory in all respects to Nomura in its sole judgment and determination.

Right of First Refusal

The Company has agreed that, if Nomura offers to purchase any securities under the forward purchase agreement, it will have a “right of first refusal” to act as a bookrunner on any capital markets transaction issued in order to complete a Business Combination. In addition, so long as the investor owns 5% or more of the outstanding common stock of the post-business combination company on a fully-diluted basis, the Sponsor has agreed to use its best efforts and influence on the successor company to offer the investor a bookrunner role on any capital markets transaction. Any such bookrunner role will be pursuant to a separate agreement containing terms and conditions customary for the investor and mutually agreed upon by the Company or its successor company, as applicable. Notwithstanding the foregoing, the right of first refusal will not have a duration of more than three years from the date of commencement of sales of the Initial Public Offering.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights
Pursuant to a registration rights agreement entered into on August 13, 2020, the holders of the Founder’s Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants, securities issuable pursuant to the forward purchase agreement (discussed below), the units that may be issued upon conversion of Working Capital Loans, the shares of Class A common stock and the warrants issued as part of such units (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants included as part of the units that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder’s Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder’s Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
Nomura entered into a forward purchase agreement with the Company, which provides for the purchase by Nomura of the Company’s Public Shares for an aggregate purchase price of up to $100.0 million through, other than as described below, open market purchases or privately negotiated transactions with one or more third parties. In lieu of purchasing Public Shares in the open market or privately negotiated transactions, up to $85.0 million of such aggregate purchase price may instead be in the form of an investment in the Company’s equity securities on terms to be mutually agreed between Nomura and the Company, to occur concurrently with the closing of a Business Combination. In consideration of the forward purchase commitment, the Company will pay to Nomura (i) an amount equal to 2% of the aggregate purchase price of the purchases or investment requested by the Company pursuant to the forward purchase agreement (the “commitment fee”) plus (ii) an amount equal to the internal charges and carrying costs incurred by Nomura in connection with the forward purchase commitment (the “commitment carrying costs”) on a monthly basis during the period from and including the date the Company executes a definitive agreement for a Business Combination through the earlier of (x) the consummation of a Business Combination and (y) the date the Company notifies Nomura in writing that the Company does not require Nomura to provide the forward purchase commitment. Up to $1.0 million of aggregate commitment carrying costs, to the extent timely paid pursuant to the forward purchase agreement, may be credited against the commitment fee. If the Company requests that Nomura purchase or invest the full $100.0 million forward purchase commitment pursuant to the forward purchase agreement, a maximum of $1.0 million of the commitment carrying costs will not be credited toward the commitment fee. The decision to make such an investment in other equity securities will not reduce the aggregate purchase price. However, Nomura will be excused from its purchase obligation in connection with a specific business combination unless, within five business days following written notice delivered by the Company of its intention to enter into such Business Combination, Nomura notifies the Company that it has decided to proceed with the purchase in whole or in part. Nomura may decide not to proceed with the purchase for any reason, including, without limitation, if it has determined that such purchase would constitute a conflict of interest. Nomura will also be restricted from making purchases if they are in possession of any material nonpublic information not disclosed to the seller or if such purchases are prohibited by Regulation M under the Exchange Act.
Nomura has also indicated its intent, if so requested by the Company, to use its commercially reasonable efforts to underwrite, arrange and/or syndicate up to $400 million of additional financing for the Company in the form of equity or debt (or a combination thereof) in connection with a Business Combination, subject to market conditions and on terms and conditions satisfactory in all respects to Nomura in its sole judgment and determination.
Right of First Refusal
The Company has agreed that, if Nomura offers to purchase any securities under the forward purchase agreement, it will have a “right of first refusal” to act as a bookrunner on any capital markets transaction issued in order to complete a Business Combination. In addition, so long as the investor owns 5% or more of the outstanding common stock of the post-business combination company on a fully-diluted basis, the Sponsor has agreed to use its best efforts and influence on the successor company to offer the investor a bookrunner role on any capital markets transaction. Any such bookrunner role will be pursuant to a separate agreement containing terms and conditions customary for the investor and mutually agreed upon by the Company or its successor company, as applicable. Notwithstanding the foregoing, the right of first refusal will not have a duration of more than three years from the date of commencement of sales of the Initial Public Offering.

Advisory Agreement
On October 16, 2020, the Company entered into an agreement with a service provider, pursuant to which the service provider will provide the Company with financial advisory services in connection with a potential acquisition (the “Acquisition”) and serve as the placement agent for the Company in connection with the sale of the Company’s equity or equity-linked securities (the “Securities”). The Company agreed to pay the service provider a cash fee of $7,350,000 as it relates to the financial advisory services, payable at the closing of such Acquisition and a cash fee equal to (i) 50% of 4.5% of the gross proceeds of the total Securities sold in the Acquisition , if there are only two advisors and (ii) 33.33% of 6% of the of the gross proceeds of the total Securities sold in the Acquisition, if there are only three advisors, however, shall not be less than 2% of the gross proceeds of the total Securities sold in the Acquisition. As of December 31, 2020, no amounts were incurred under this agreement.